Recent Accounting Pronouncements Adopted	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
P3 Health Partners Inc.
Recent Accounting Pronouncements Adopted

Note 5: Recent Accounting Pronouncements Adopted

ASU 2019-12, Income Taxes (Topic 740), Simplifying the Accounting for Income Taxes

In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes (“ASU 2019-12”). ASU 2019-12 eliminates certain exceptions related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. It also clarifies and simplifies other aspects of the accounting for income taxes. It is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company adopted the ASU in the first quarter of 2022 on a prospective basis. The adoption of this standard did not have a material effect on the Company’s condensed consolidated financial statements and related disclosures

Accounting Standards Update (“ASU”) 2021-04, Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic 470-50), Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40), Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (“ASU 2021-04”)

ASU 2021-04 requires issuers to account for modifications or exchanges of freestanding equity-classified written call options (e.g., warrants) that remain equity classified after the modification or exchange based on the economic substance of the modification or exchange. The Company adopted ASU 2014-04 in the first quarter of 2022 on a prospective basis. The adoption of this standard did not have a material effect on the Company’s condensed consolidated financial statements and related disclosures.

ASU 2021-10, Government Assistance (Topic 8352), Disclosures by Business Entities about Government Assistance (“ASU 2021-10”)

In November 2021, the Financial Accounting Standards Board (“FASB”) issued ASU 2021-10. ASU 2021-10 requires annual disclosures about transactions with a government entity that are accounted for by applying a grant or contribution accounting model including (i) information about the nature of the transactions and the related accounting policy used to account for the transaction; (ii) the line items on the balance sheet and income statement that are affected by the transactions, and the amounts applicable to each financial statement line item; and (iii) significant terms and conditions of the transactions, including commitments and contingencies. ASU 2021-10 is effective for annual periods beginning after December 15, 2021. The Company adopted the ASU prospectively on January 1, 2022. The adoption of this standard did not have a material effect on the Company’s condensed consolidated financial statements and related disclosures.

Note 5: Recent Accounting Pronouncements Adopted

ASU 2017-04, Intangible – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment (“ASU 2017-04”)

In the fourth quarter of 2021, the Company adopted ASU 2017-04 on a prospective basis. The primary provision of ASU 2017-04 was to simplify the subsequent measurement of goodwill whereby the test for impairment of goodwill consists of comparing the fair value of the reporting unit to the carrying value of the reporting unit. An impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; provided, the loss recognized cannot exceed the total amount of goodwill allocated to the reporting unit. The income tax effects from any tax-deductible goodwill on the carrying amount of the reporting unit when measuring the goodwill impairment loss are considered.

See Note 11 “Goodwill” for a summary of the Company’s 2021 assessment of goodwill.